PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The following is a summary of premises and equipment at December 31, 2013 and 2012:

	2013	2012
	(dollars in thousands)
Land	$3,105	$3,105
Buildings	9,144	9,068
Furniture and equipment	3,903	3,592
Leasehold improvements	40	29
Construction in progress	86	—
	16,278	15,794
Less accumulated depreciation	5,378	4,855
Total	$10,900	$10,939

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company has operating leases for its corporate offices and branches that expire at various times through 2027. Future minimum lease payments under the leases for years subsequent to December 31, 2013 are as follows (dollars in thousands):

2014	$199
2015	146
2016	109
2017	109
2018	109
Years thereafter	1,693
$2,365